Summary of Significant Accounting Policies (Details 4) (Maximum, USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Maximum
Share-Based Compensation
Excess tax benefits	$ 1	$ 1	$ 1